UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Massachusetts Investors Growth Stock Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

5/31/09

MIG-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	4.1%
Accenture Ltd., “A”	3.7%
Oracle Corp.	3.6%
PepsiCo, Inc.	3.4%
CVS Caremark Corp.	3.3%
MasterCard, Inc., “A”	3.1%
United Technologies Corp.	3.0%
Medtronic, Inc.	2.9%
Google, Inc., “A”	2.8%
Danaher Corp.	2.6%

Equity sectors
Technology	21.1%
Health Care	18.2%
Special Products & Services	12.6%
Consumer Staples	10.1%
Industrial Goods & Services	8.9%
Retailing	8.6%
Energy	7.5%
Financial Services	4.5%
Leisure	3.3%
Basic Materials	2.8%
Utilities & Communications	0.6%
Transportation	0.3%

Percentages are based on net assets as of 5/31/09.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2008 through May 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 through May 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/08	Ending Account Value 5/31/09	Expenses Paid During Period (p) 12/01/08-5/31/09
A	Actual	1.08%	$1,000.00	$1,123.16	$5.72
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
B	Actual	1.73%	$1,000.00	$1,119.21	$9.14
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
C	Actual	1.73%	$1,000.00	$1,119.77	$9.14
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
I	Actual	0.73%	$1,000.00	$1,126.28	$3.87
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R1	Actual	1.73%	$1,000.00	$1,120.19	$9.14
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
R2	Actual	1.23%	$1,000.00	$1,122.09	$6.51
	Hypothetical (h)	1.23%	$1,000.00	$1,018.80	$6.19
R3	Actual	0.98%	$1,000.00	$1,122.52	$5.19
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
R4	Actual	0.73%	$1,000.00	$1,126.17	$3.87
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
529A	Actual	1.18%	$1,000.00	$1,122.62	$6.24
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
529B	Actual	1.83%	$1,000.00	$1,119.86	$9.67
	Hypothetical (h)	1.83%	$1,000.00	$1,015.81	$9.20
529C	Actual	1.82%	$1,000.00	$1,119.10	$9.62
	Hypothetical (h)	1.82%	$1,000.00	$1,015.86	$9.15

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)

Aerospace - 3.5%
Precision Castparts Corp.	145,500	$12,013,931
United Technologies Corp.	1,472,190	77,451,916

		$89,465,847
Alcoholic Beverages - 0.8%
Diageo PLC	1,559,620	$21,290,519

Apparel Manufacturers - 3.7%
LVMH Moet Hennessy Louis Vuitton S.A. (l)	503,930	$41,894,716
NIKE, Inc., “B”	954,320	54,443,956

		$96,338,672
Biotechnology - 2.5%
Genzyme Corp. (a)	1,074,090	$63,521,683

Broadcasting - 2.7%
Grupo Televisa S.A., ADR	747,330	$13,287,527
Omnicom Group, Inc.	1,861,440	56,773,920

		$70,061,447
Brokerage & Asset Managers - 1.7%
Charles Schwab Corp.	1,500,410	$26,407,216
CME Group, Inc.	55,300	17,786,692

		$44,193,908
Business Services - 12.6%
Accenture Ltd., “A”	3,145,660	$94,149,604
Amdocs Ltd. (a)	1,063,980	23,024,527
Automatic Data Processing, Inc.	405,840	15,425,978
Dun & Bradstreet Corp.	531,180	43,445,212
Fidelity National Information Services, Inc.	662,460	12,758,980
MasterCard, Inc., “A”	450,730	79,477,221
Visa, Inc., “A”	164,330	11,126,784
Western Union Co.	2,564,560	45,213,193

		$324,621,499
Cable TV - 0.6%
DIRECTV Group, Inc. (a)	655,400	$14,746,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.7%
3M Co.	766,980	$43,794,558

Computer Software - 4.0%
Oracle Corp.	4,686,910	$91,816,567
VeriSign, Inc. (a)	471,640	11,041,092

		$102,857,659
Computer Software - Systems - 4.9%
Apple, Inc. (a)	264,590	$35,933,968
EMC Corp. (a)	1,623,730	19,078,828
Hewlett-Packard Co.	894,480	30,725,388
International Business Machines Corp.	374,010	39,749,783

		$125,487,967
Consumer Goods & Services - 4.3%
Colgate-Palmolive Co.	773,930	$51,040,684
Procter & Gamble Co.	1,134,356	58,918,451

		$109,959,135
Electrical Equipment - 5.4%
Danaher Corp.	1,105,600	$66,722,960
Rockwell Automation, Inc.	1,641,130	50,366,280
W.W. Grainger, Inc.	284,230	22,405,851

		$139,495,091
Electronics - 3.6%
KLA-Tencor Corp.	338,243	$9,132,561
National Semiconductor Corp.	2,372,350	32,928,218
Samsung Electronics Co. Ltd., GDR	105,178	23,522,581
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,538,291	27,768,904

		$93,352,264
Energy - Integrated - 4.8%
Chevron Corp.	587,970	$39,199,960
Exxon Mobil Corp.	156,960	10,885,176
Hess Corp.	416,750	27,751,383
Marathon Oil Corp.	1,416,910	45,171,091

		$123,007,610
Food & Beverages - 5.0%
Groupe Danone	308,258	$15,359,608
Nestle S.A.	682,600	24,804,657
PepsiCo, Inc.	1,704,338	88,710,793

		$128,875,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 3.3%
CVS Caremark Corp.	2,878,306	$85,773,519

General Merchandise - 0.6%
Target Corp.	368,380	$14,477,334

Internet - 3.5%
eBay, Inc. (a)	1,004,990	$17,707,924
Google, Inc., “A” (a)	174,170	72,668,949

		$90,376,873
Major Banks - 2.8%
Bank of New York Mellon Corp.	965,492	$26,821,368
State Street Corp.	943,580	43,829,291

		$70,650,659
Medical & Health Technology & Services - 2.0%
Medco Health Solutions, Inc. (a)	313,750	$14,397,988
Patterson Cos., Inc. (a)	1,179,190	24,279,522
VCA Antech, Inc. (a)	483,530	11,735,273

		$50,412,783
Medical Equipment - 8.9%
DENTSPLY International, Inc.	1,723,440	$50,427,854
Medtronic, Inc.	2,172,080	74,610,948
Thermo Fisher Scientific, Inc. (a)	954,700	37,147,377
Waters Corp. (a)	1,047,160	45,362,971
Zimmer Holdings, Inc. (a)	485,660	21,636,153

		$229,185,303
Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	302,540	$17,014,850

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)(s)	5,742,600	$106,238,100
Research in Motion Ltd. (a)	123,920	9,745,069

		$115,983,169
Oil Services - 2.7%
Halliburton Co.	1,784,548	$40,919,686
Noble Corp.	808,280	27,780,584

		$68,700,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Personal Computers & Peripherals - 0.6%
NetApp, Inc. (a)	777,490	$15,161,055

Pharmaceuticals - 4.8%
Abbott Laboratories	847,600	$38,192,856
Allergan, Inc.	612,640	27,035,803
Johnson & Johnson	575,480	31,743,477
Merck KGaA	200,690	19,324,350
Roche Holding AG	60,140	8,200,397

		$124,496,883
Specialty Chemicals - 0.4%
Praxair, Inc.	156,030	$11,421,396

Specialty Stores - 1.0%
Staples, Inc.	1,257,675	$25,719,454

Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., “L”, ADR	428,400	$16,420,572

Trucking - 0.3%
United Parcel Service, Inc., “B”	152,239	$7,785,502
Total Common Stocks (Identified Cost, $2,884,368,539)		$2,534,649,039

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	37,550,878	$37,550,878

Collateral for Securities Loaned - 0.5%
Morgan Stanley Repurchase Agreement, 0.16%, dated 5/29/09, due 6/01/09, total to be received $12,519,667 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $12,871,868 in an individually traded account), at Cost	$12,519,500	$12,519,500
Total Investments (Identified Cost, $2,934,438,917)		$2,584,719,417

Other Assets, Less Liabilities - (0.5)%		(12,786,885)
Net Assets - 100.0%		$2,571,932,532

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At May 31, 2009, the value of the securities pledged amounted to $185,000. At May 31, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,896,888,039)	$2,547,168,539
Underlying funds, at cost and value	37,550,878
Total investments, at value, including $12,095,541 of securities on loan (identified cost, $2,934,438,917)	$2,584,719,417
Receivables for
Investments sold	46,385,246
Fund shares sold	752,428
Interest and dividends	4,895,545
Other assets	74,288
Total assets	$2,636,826,924
Liabilities
Payables for
Investments purchased	$45,260,223
Fund shares reacquired	4,396,729
Collateral for securities loaned, at value	12,519,500
Payable to affiliates
Management fee	92,283
Shareholder servicing costs	1,922,867
Distribution and service fees	126,062
Administrative services fee	5,566
Program manager fees	51
Payable for independent trustees’ compensation	243,300
Accrued expenses and other liabilities	327,811
Total liabilities	$64,894,392
Net assets	$2,571,932,532
Net assets consist of
Paid-in capital	$7,665,417,537
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(349,651,341)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,749,167,196)
Undistributed net investment income	5,333,532
Net assets	$2,571,932,532
Shares of beneficial interest outstanding	244,525,561

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,015,509,496	188,161,354	$10.71
Class B	240,943,014	24,913,507	9.67
Class C	186,577,584	19,376,239	9.63
Class I	41,932,016	3,834,421	10.94
Class R1	5,423,962	564,913	9.60
Class R2	24,296,682	2,309,072	10.52
Class R3	25,091,814	2,355,160	10.65
Class R4	27,515,012	2,555,143	10.77
Class 529A	2,964,878	279,196	10.62
Class 529B	616,917	64,755	9.53
Class 529C	1,061,157	111,801	9.49

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.36 and $11.27, respectively.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$20,046,979
Dividends from underlying funds	75,305
Interest	79,419
Foreign taxes withheld	(515,424)
Total investment income		$19,686,279
Expenses
Management fee	$3,906,395
Distribution and service fees	5,441,640
Program manager fees	2,000
Shareholder servicing costs	3,923,658
Administrative services fee	243,318
Independent trustees’ compensation	63,879
Custodian fee	100,413
Shareholder communications	194,903
Auditing fees	27,265
Legal fees	44,258
Miscellaneous	147,854
Total expenses		$14,095,583
Fees paid indirectly	(51,428)
Reduction of expenses by investment adviser	(8,567)
Net expenses		$14,035,588
Net investment income		$5,650,691
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(329,218,472)
Foreign currency transactions	27,417
Net realized gain (loss) on investments and foreign currency transactions		$(329,191,055)
Change in unrealized appreciation (depreciation)
Investments	$599,242,656
Translation of assets and liabilities in foreign currencies	83,184
Net unrealized gain (loss) on investments and foreign currency translation		$599,325,840
Net realized and unrealized gain (loss) on investments and foreign currency		$270,134,785
Change in net assets from operations		$275,785,476

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/09	Year ended 11/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$5,650,691	$13,986,119
Net realized gain (loss) on investments and foreign currency transactions	(329,191,055)	(252,907,138)
Net unrealized gain (loss) on investments and foreign currency translation	599,325,840	(1,462,571,409)
Change in net assets from operations	$275,785,476	$(1,701,492,428)
Distributions declared to shareholders
From net investment income	$(13,648,902)	$(15,946,398)
Change in net assets from fund share transactions	$(197,761,549)	$(1,276,638,769)
Total change in net assets	$64,375,025	$(2,994,077,595)
Net assets
At beginning of period	2,507,557,507	5,501,635,102
At end of period (including undistributed net investment income of $5,333,532 and $13,331,743, respectively)	$2,571,932,532	$2,507,557,507

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class A			2008	2007	2006	2005		2004

Net asset value, beginning of period	$9.60		$15.49	$13.79	$12.77	$11.88		$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.06	$0.06	$0.02	$ (0.00	)(w)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.14		(5.89)	1.64	1.00	0.94		0.81
Total from investment operations	$1.17		$(5.83)	$1.70	$1.02	$0.94		$0.86
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.06)	$—	$—	$(0.05)		$—
Net asset value, end of period	$10.71		$9.60	$15.49	$13.79	$12.77		$11.88
Total return (%) (r)(s)(t)	12.32	(n)	(37.79)	12.33	7.99	7.93		7.80	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	0.93	0.90	0.93	0.96		0.92
Expenses after expense reductions (f)	1.08	(a)	0.93	0.90	0.93	0.96		0.92
Net investment income (loss)	0.59	(a)	0.45	0.43	0.17	(0.03)		0.44
Portfolio turnover	37		35	49	91	125		141
Net assets at end of period (000 Omitted)	$2,015,509		$1,919,938	$4,019,277	$3,937,421	$4,771,192		$5,540,056

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.64		$13.98	$12.52	$11.68	$10.88	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)		$(0.03)	$(0.03)	$(0.06)	$(0.08)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.03		(5.31)	1.49	0.90	0.88	0.74
Total from investment operations	$1.03		$(5.34)	$1.46	$0.84	$0.80	$0.72
Net asset value, end of period	$9.67		$8.64	$13.98	$12.52	$11.68	$10.88
Total return (%) (r)(s)(t)	11.92	(n)	(38.20)	11.66	7.19	7.35	7.09 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.58	1.55	1.58	1.61	1.56
Expenses after expense reductions (f)	1.73	(a)	1.58	1.55	1.58	1.61	1.56
Net investment loss	(0.10	)(a)	(0.21)	(0.20)	(0.48)	(0.68)	(0.17)
Portfolio turnover	37		35	49	91	125	141
Net assets at end of period (000 Omitted)	$240,943		$295,657	$857,628	$1,389,908	$1,947,597	$2,415,346

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.60		$13.91	$12.47	$11.62	$10.83	$10.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)		$(0.02)	$(0.03)	$(0.06)	$(0.08)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.03		(5.29)	1.47	0.91	0.87	0.74
Total from investment operations	$1.03		$(5.31)	$1.44	$0.85	$0.79	$0.72
Net asset value, end of period	$9.63		$8.60	$13.91	$12.47	$11.62	$10.83
Total return (%) (r)(s)(t)	11.98	(n)	(38.17)	11.55	7.31	7.29	7.12 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.58	1.55	1.58	1.61	1.56
Expenses after expense reductions (f)	1.73	(a)	1.58	1.55	1.58	1.61	1.56
Net investment loss	(0.06	)(a)	(0.20)	(0.20)	(0.48)	(0.68)	(0.19)
Portfolio turnover	37		35	49	91	125	141
Net assets at end of period (000 Omitted)	$186,578		$183,334	$368,616	$451,097	$584,360	$739,534

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.83		$15.87	$14.07	$12.99	$12.08	$11.17
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.12	$0.07	$0.04	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		(6.04)	1.68	1.01	0.97	0.83
Total from investment operations	$1.23		$(5.93)	$1.80	$1.08	$1.01	$0.91
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.11)	$—	$—	$(0.10)	$—
Net asset value, end of period	$10.94		$9.83	$15.87	$14.07	$12.99	$12.08
Total return (%) (r)(s)	12.63	(n)	(37.62)	12.79	8.31	8.38	8.15	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.58	0.56	0.58	0.61	0.57
Expenses after expense reductions (f)	0.73	(a)	0.58	0.56	0.58	0.61	0.57
Net investment income	0.95	(a)	0.81	0.82	0.51	0.32	0.67
Portfolio turnover	37		35	49	91	125	141
Net assets at end of period (000 Omitted)	$41,932		$37,680	$57,139	$86,309	$122,728	$133,502

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$8.57		$13.92	$12.48	$11.66	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)		$(0.03)	$(0.05)	$(0.07)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.03		(5.28)	1.49	0.89	0.86
Total from investment operations	$1.03		$(5.31)	$1.44	$0.82	$0.80
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$—	$—
Net asset value, end of period	$9.60		$8.57	$13.92	$12.48	$11.66
Total return (%) (r)(s)	12.02	(n)	(38.25)	11.54	7.03	7.37	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.61	1.66	1.77	1.82	(a)
Expenses after expense reductions (f)	1.73	(a)	1.61	1.64	1.67	1.78	(a)
Net investment loss	(0.05	)(a)	(0.23)	(0.37)	(0.56)	(0.80	)(a)
Portfolio turnover	37		35	49	91	125
Net assets at end of period (000 Omitted)	$5,424		$4,891	$8,623	$2,495	$1,008

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R2			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.43		$15.24	$13.61	$12.64	$11.82	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$0.01	$(0.01)	$(0.04)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.12		(5.79)	1.62	0.98	0.94	0.80
Total from investment operations	$1.14		$(5.75)	$1.63	$0.97	$0.90	$0.80
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$—	$—	$(0.08)	$—
Net asset value, end of period	$10.52		$9.43	$15.24	$13.61	$12.64	$11.82
Total return (%) (r)(s)	12.21	(n)	(37.87)	11.98	7.67	7.64	7.26	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.10	1.21	1.32	1.37	1.33
Expenses after expense reductions (f)	1.23	(a)	1.10	1.19	1.22	1.34	1.33
Net investment income (loss)	0.44	(a)	0.29	0.10	(0.11)	(0.37)	0.03
Portfolio turnover	37		35	49	91	125	141
Net assets at end of period (000 Omitted)	$24,297		$23,419	$31,371	$8,091	$4,216	$708

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.59		$15.47	$13.78	$12.77	$11.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07	$0.05	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.13		(5.88)	1.64	0.99	0.95
Total from investment operations	$1.16		$(5.81)	$1.69	$1.01	$0.94
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.07)	$—	$—	$—
Net asset value, end of period	$10.65		$9.59	$15.47	$13.78	$12.77
Total return (%) (r)(s)	12.25	(n)	(37.74)	12.26	7.91	7.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.85	0.95	0.96	1.03	(a)
Expenses after expense reductions (f)	0.98	(a)	0.85	0.95	0.96	1.03	(a)
Net investment income (loss)	0.64	(a)	0.53	0.38	0.15	(0.11	)(a)
Portfolio turnover	37		35	49	91	125
Net assets at end of period (000 Omitted)	$25,092		$10,813	$21,016	$11,375	$1,016

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.68		$15.60	$13.85	$12.80	$11.83
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.11	$0.06	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.17		(5.94)	1.64	0.99	0.94
Total from investment operations	$1.21		$(5.83)	$1.75	$1.05	$0.97
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.09)	$—	$—	$—
Net asset value, end of period	$10.77		$9.68	$15.60	$13.85	$12.80
Total return (%) (r)(s)	12.62	(n)	(37.60)	12.64	8.20	8.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.59	0.66	0.68	0.70	(a)
Expenses after expense reductions (f)	0.73	(a)	0.59	0.66	0.68	0.70	(a)
Net investment income	0.93	(a)	0.78	0.74	0.43	0.48	(a)
Portfolio turnover	37		35	49	91	125
Net assets at end of period (000 Omitted)	$27,515		$27,798	$114,715	$136,104	$97,541

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.46		$15.27	$13.63	$12.66	$11.79	$10.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$0.03	$(0.01)	$(0.03)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.14		(5.81)	1.61	0.98	0.94	0.79
Total from investment operations	$1.16		$(5.77)	$1.64	$0.97	$0.91	$0.83
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$—	$(0.04)	$—
Net asset value, end of period	$10.62		$9.46	$15.27	$13.63	$12.66	$11.79
Total return (%) (r)(s)(t)	12.26	(n)	(37.87)	12.03	7.66	7.77	7.57	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.10	1.15	1.18	1.22	1.17
Expenses after expense reductions (f)	1.18	(a)	1.10	1.15	1.18	1.22	1.17
Net investment income (loss)	0.50	(a)	0.31	0.18	(0.07)	(0.27)	0.39
Portfolio turnover	37		35	49	91	125	141
Net assets at end of period (000 Omitted)	$2,965		$2,560	$7,986	$3,791	$3,203	$2,070

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.51		$13.80	$12.40	$11.59	$10.83	$10.13
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)	$(0.06)	$(0.09)	$(0.10)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.03		(5.25)	1.46	0.90	0.86	0.73
Total from investment operations	$1.02		$(5.29)	$1.40	$0.81	$0.76	$0.70
Net asset value, end of period	$9.53		$8.51	$13.80	$12.40	$11.59	$10.83
Total return (%) (r)(s)(t)	11.99	(n)	(38.33)	11.29	6.99	7.02	6.91 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.75	1.80	1.83	1.87	1.81
Expenses after expense reductions (f)	1.83	(a)	1.75	1.80	1.83	1.87	1.81
Net investment loss	(0.15	)(a)	(0.36)	(0.45)	(0.73)	(0.92)	(0.30)
Portfolio turnover	37		35	49	91	125	141
Net assets at end of period (000 Omitted)	$617		$560	$992	$587	$589	$478

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.48		$13.74	$12.34	$11.54	$10.78	$10.09
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.04)	$(0.06)	$(0.09)	$(0.10)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		(5.22)	1.46	0.89	0.86	0.73
Total from investment operations	$1.01		$(5.26)	$1.40	$0.80	$0.76	$0.69
Net asset value, end of period	$9.49		$8.48	$13.74	$12.34	$11.54	$10.78
Total return (%) (r)(s)(t)	11.91	(n)	(38.28)	11.35	6.93	7.05	6.84 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.75	1.80	1.83	1.87	1.81
Expenses after expense reductions (f)	1.82	(a)	1.75	1.80	1.83	1.87	1.81
Net investment loss	(0.14	)(a)	(0.36)	(0.46)	(0.72)	(0.92)	(0.34)
Portfolio turnover	37		35	49	91	125	141
Net assets at end of period (000 Omitted)	$1,061		$906	$1,424	$996	$952	$765

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the accrual was recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, Class R2, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2004 would have each been lower by 0.25%.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded.

Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other

Notes to Financial Statements (unaudited) – continued

market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level

Notes to Financial Statements (unaudited) – continued

within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,426,003,485	$158,715,932	$—	$2,584,719,417
Other Financial Instruments	$—	$—	$—	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FASB Statement No. 157, Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses

Notes to Financial Statements (unaudited) – continued

on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of

Notes to Financial Statements (unaudited) – continued

entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended May 31, 2009, the fund did not invest in any derivative instruments.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At May 31, 2009, the fund had no short sales outstanding.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium

Notes to Financial Statements (unaudited) – continued

and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/08
Ordinary income (including any short-term capital gains)	$15,946,398

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/09
Cost of investments	$2,968,349,354
Gross appreciation	54,338,052
Gross depreciation	(437,967,989)
Net unrealized appreciation (depreciation)	$(383,629,937)

As of 11/30/08
Undistributed ordinary income	13,571,468
Capital loss carryforwards	(4,184,002,986)
Post-October capital loss deferral	(196,060,685)
Other temporary differences	(6,256,783)
Net unrealized appreciation (depreciation)	(982,872,593)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/09	$(1,825,413,772)
11/30/10	(2,299,721,199)
11/30/16	(58,868,015)
$(4,184,002,986)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Growth Opportunities Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Six months ended 5/31/09 (unaudited)	Year ended 11/30/08
Class A	$12,462,713	$14,620,723
Class I	440,896	394,167
Class R1	—	28,523
Former Class R2 (b)	—	14,963
Class R2	132,519	139,140
Class R3	284,131	101,789
Class R4	328,643	623,910
Class 529A	—	23,183
Total	$13,648,902	$15,946,398

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46,987 and $552 for the six months ended May 31, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$3,190,776
Class B	0.75%	0.25%	1.00%	1.00%	1,265,305
Class C	0.75%	0.25%	1.00%	1.00%	861,999
Class R1	0.75%	0.25%	1.00%	1.00%	24,049
Class R2	0.25%	0.25%	0.50%	0.50%	56,040
Class R3	—	0.25%	0.25%	0.25%	31,789
Class 529A	0.10%	0.25%	0.35%	0.35%	4,477
Class 529B	0.75%	0.25%	1.00%	1.00%	2,704
Class 529C	0.75%	0.25%	1.00%	1.00%	4,501
Total Distribution and Service Fees					$5,441,640

(d)	As of May 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2009 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Effective March 1, 2009, the distribution fee rate for Class 529A shares decreased from 0.25% to 0.10%. Prior to March 1, 2009, 0.10% of the Class 529A distribution fee was paid by the fund and the remaining 0.15% was not in effect.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2009, were as follows:

Amount
Class A	$105
Class B	149,409
Class C	3,368
Class 529B	93

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which

Notes to Financial Statements (unaudited) – continued

MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended May 31, 2009, were as follows:

Amount
Class 529A	$1,279
Class 529B	271
Class 529C	450
Total Program Manager Fees	$2,000

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2009, the fee was $1,435,806, which equated to 0.1211% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,487,852.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $9,172. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in an expense of $3,098. Both amounts are included in independent trustees’ compensation for the six months ended

Notes to Financial Statements (unaudited) – continued

May 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $181,394 at May 31, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $52,135 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $18,737 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8,567, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $867,251,785 and $1,059,063,748, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/09		Year ended 11/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,217,674	$125,236,024	37,868,630	$522,947,455
Class B	941,755	8,069,585	1,651,980	20,253,498
Class C	524,798	4,504,227	843,571	10,300,647
Class I	551,280	5,492,651	774,645	9,808,741
Class R (b)	—	—	62,691	911,752
Class R1	53,367	453,567	216,776	2,818,489
Former Class R2 (b)	—	—	59,043	816,453
Class R2	271,290	2,494,780	1,366,517	19,360,079
Class R3	2,066,632	18,613,503	423,566	6,121,220
Class R4	84,581	791,980	3,422,319	53,007,846
Class 529A	22,801	211,935	241,593	3,456,230
Class 529B	5,386	45,437	7,518	92,100
Class 529C	17,800	145,558	22,552	241,076
	17,757,364	$166,059,247	46,961,401	$650,135,586
Shares issued to shareholders in reinvestment of distributions
Class A	1,063,928	$10,000,927	683,118	$10,376,442
Class B	—	—	—	—
Class C	—	—	—	—
Class I	40,843	391,683	24,931	386,667
Class R1	—	—	2,088	28,523
Former Class R2 (b)	—	—	1,086	14,963
Class R2	13,224	122,189	9,313	139,140
Class R3	30,356	284,131	6,714	101,789
Class R4	34,685	327,426	28,051	428,622
Class 529A	—	—	1,538	23,058
	1,183,036	$11,126,356	756,839	$11,499,204

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/09		Year ended 11/30/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(26,142,725)	$(244,374,810)	(97,994,154)	$(1,342,645,978)
Class B	(10,263,711)	(86,906,184)	(28,781,029)	(356,508,292)
Class C	(2,470,044)	(20,673,683)	(6,012,811)	(72,743,786)
Class I	(589,573)	(5,531,679)	(568,892)	(7,782,290)
Class R (b)	—	—	(718,089)	(10,661,354)
Class R1	(58,982)	(483,922)	(267,902)	(3,316,081)
Former Class R2 (b)	—	—	(255,012)	(3,377,051)
Class R2	(459,627)	(4,224,190)	(949,685)	(12,652,640)
Class R3	(869,582)	(8,443,502)	(661,005)	(8,881,902)
Class R4	(434,328)	(4,016,076)	(7,931,552)	(112,649,693)
Class 529A	(14,318)	(134,723)	(495,336)	(6,649,284)
Class 529B	(6,389)	(54,084)	(13,678)	(160,396)
Class 529C	(12,849)	(104,299)	(19,330)	(244,812)
	(41,322,128)	$(374,947,152)	(144,668,475)	$(1,938,273,559)
Net change
Class A	(11,861,123)	$(109,137,859)	(59,442,406)	$(809,322,081)
Class B	(9,321,956)	(78,836,599)	(27,129,049)	(336,254,794)
Class C	(1,945,246)	(16,169,456)	(5,169,240)	(62,443,139)
Class I	2,550	352,655	230,684	2,413,118
Class R (b)	—	—	(655,398)	(9,749,602)
Class R1	(5,615)	(30,355)	(49,038)	(469,069)
Former Class R2 (b)	—	—	(194,883)	(2,545,635)
Class R2	(175,113)	(1,607,221)	426,145	6,846,579
Class R3	1,227,406	10,454,132	(230,725)	(2,658,893)
Class R4	(315,062)	(2,896,670)	(4,481,182)	(59,213,225)
Class 529A	8,483	77,212	(252,205)	(3,169,996)
Class 529B	(1,003)	(8,647)	(6,160)	(68,296)
Class 529C	4,951	41,259	3,222	(3,736)
	(22,381,728)	$(197,761,549)	(96,950,235)	$(1,276,638,769)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund

Notes to Financial Statements (unaudited) – continued

and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed spread. For the six months ended May 31, 2009, the fund’s commitment fee and interest expense were $10,325 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. The residual distribution to the fund is likely to be material to the net assets of the fund. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amount is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,069,261	258,995,544	(258,513,927)	37,550,878

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$75,305	$37,550,878

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s two most recent reviews and renewals of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Canton, MA 02021-2809
Shareholders
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.